Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of detailed information about property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 40 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	3 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	ASSETS UNDER CONSTRUCTION	TOTAL(1)
COST
January 1, 2018		61,484	5,961	1,774	69,219
Additions		2,699	72	1,437	4,208
Acquisition through business combinations		144	49	—	193
Transfers		898	43	(1,447)	(506)
Retirements and disposals		(969)	(54)	—	(1,023)
Impairment losses recognized in earnings	8	(8)	—	—	(8)
December 31, 2018		64,248	6,071	1,764	72,083
ACCUMULATED DEPRECIATION
January 1, 2018		41,949	3,241	—	45,190
Depreciation		2,923	222	—	3,145
Retirements and disposals		(931)	(52)	—	(983)
Other		(107)	(6)	—	(113)
December 31, 2018		43,834	3,405	—	47,239
NET CARRYING AMOUNT
January 1, 2018		19,535	2,720	1,774	24,029
December 31, 2018		20,414	2,666	1,764	24,844

(1)	Includes assets under finance leases.

FOR THE YEAR ENDED DECEMBER 31, 2017	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	ASSETS UNDER CONSTRUCTION	TOTAL(1)
COST
January 1, 2017	58,670	5,572	1,374	65,616
Additions	2,491	70	1,587	4,148
Acquisition through business combinations	653	264	76	993
Transfers	775	77	(1,263)	(411)
Retirements and disposals	(1,105)	(22)	—	(1,127)
December 31, 2017	61,484	5,961	1,774	69,219
ACCUMULATED DEPRECIATION
January 1, 2017	40,228	3,047	—	43,275
Depreciation	2,813	221	—	3,034
Retirements and disposals	(1,054)	(19)	—	(1,073)
Other	(38)	(8)	—	(46)
December 31, 2017	41,949	3,241	—	45,190
NET CARRYING AMOUNT
January 1, 2017	18,442	2,525	1,374	22,341
December 31, 2017	19,535	2,720	1,774	24,029

(1)	Includes assets under finance leases.

Finance leases

Disclosure of detailed information about intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 40 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	3 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2018		8,689	1,950	741	393	11,773	2,443	3,534	2,251	8,228	20,001
Additions		362	13	967	106	1,448	—	56	—	56	1,504
Acquired through business combinations		9	51	—	1	61	1	—	5	6	67
Transfers		506	—	—	4	510	(4)	—	—	(4)	506
Retirements and disposals		(41)	—	—	(4)	(45)	—	(1)	—	(1)	(46)
Impairment losses recognized in earnings	8	—	—	(14)	—	(14)	(31)	(2)	(145)	(178)	(192)
Amortization included in operating costs		—	—	(990)	—	(990)	—	—	—	—	(990)
December 31, 2018		9,525	2,014	704	500	12,743	2,409	3,587	2,111	8,107	20,850
ACCUMULATED AMORTIZATION
January 1, 2018		5,976	612	—	155	6,743	—	—	—	—	6,743
Amortization		707	115	—	47	869	—	—	—	—	869
Retirements and disposals		(39)	—	—	(4)	(43)	—	—	—	—	(43)
Other		76	—	—	—	76	—	—	—	—	76
December 31, 2018		6,720	727	—	198	7,645	—	—	—	—	7,645
NET CARRYING AMOUNT
January 1, 2018		2,713	1,338	741	238	5,030	2,443	3,534	2,251	8,228	13,258
December 31, 2018		2,805	1,287	704	302	5,098	2,409	3,587	2,111	8,107	13,205

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2017	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2017		7,861	1,159	682	350	10,052	2,333	3,288	2,322	7,943	17,995
Additions		344	31	1,009	7	1,391	—	—	—	—	1,391
Acquired through business combinations		98	780	—	103	981	110	246	—	356	1,337
Transfers		407	—	—	—	407	—	—	(1)	(1)	406
Retirements and disposals		(21)	(20)	—	(55)	(96)	—	—	—	—	(96)
Impairment losses recognized in earnings	8	—	—	—	(12)	(12)	—	—	(70)	(70)	(82)
Amortization included in operating costs		—	—	(950)	—	(950)	—	—	—	—	(950)
December 31, 2017		8,689	1,950	741	393	11,773	2,443	3,534	2,251	8,228	20,001
ACCUMULATED AMORTIZATION
January 1, 2017		5,316	513	—	168	5,997	—	—	—	—	5,997
Amortization		672	99	—	39	810	—	—	—	—	810
Retirements and disposals		(21)	—	—	(52)	(73)	—	—	—	—	(73)
Other		9	—	—	—	9	—	—	—	—	9
December 31, 2017		5,976	612	—	155	6,743	—	—	—	—	6,743
NET CARRYING AMOUNT
January 1, 2017		2,545	646	682	182	4,055	2,333	3,288	2,322	7,943	11,998
December 31, 2017		2,713	1,338	741	238	5,030	2,443	3,534	2,251	8,228	13,258

Disclosure of adoption of amended accounting standards
As required, effective January 1, 2018, we adopted the following new or amended accounting standards.

STANDARD	DESCRIPTION	IMPACT
IFRS 15 – Revenue from Contracts with Customers
Establishes principles to record revenues from contracts for the sale of goods or services, unless the contracts are in the scope of IAS 17 – Leases or other IFRSs. Under IFRS 15, revenue is recognized at an amount that reflects the expected consideration receivable in exchange for transferring goods or services to a customer, applying the following five steps:
1. Identify the contract with a customer

2. Identify the performance obligations in the
     contract
3. Determine the transaction price
4. Allocate the transaction price to the
     performance obligations in the contract
5. Recognize revenue when (or as) the entity
     satisfies a performance obligation
The new standard also provides guidance relating to principal versus agent relationships, licences of intellectual property, contract costs and the measurement and recognition of gains and losses on the sale of certain non-financial assets such as property and equipment. Additional disclosures are also required under the new standard.

We applied IFRS 15 retrospectively to each prior period presented. The impacts of adopting IFRS 15 on our income statement and statement of cash flows for the year ended December 31, 2017, along with our statements of financial position as at January 1, 2017 and December 31, 2017, are provided in Note 34, Adoption of IFRS 15.

IFRS 15 principally affects the timing of revenue recognition and how we classify revenues between product and service in our Bell Wireless segment. IFRS 15 also affects how we account for costs to obtain a contract.

- Under multiple-element arrangements, revenue allocated to a satisfied performance obligation is no longer limited to the amount that is not contingent upon the satisfaction of additional performance obligations. Although the total revenue recognized during the term of a contract is largely unaffected, revenue recognition may be accelerated and reflected ahead of the associated cash inflows. This results in the recognition of a contract asset on the balance sheet, corresponding to the amount of revenue recognized and not yet billed to a customer. The contract asset is realized over the term of the customer contract.

- As revenues allocated to a satisfied performance obligation are no longer limited to the non-contingent amount, a greater proportion of the total revenue recognized during the term of certain customer contracts may be attributed to a delivered product, resulting in a corresponding decrease in service revenue

- Sales commissions and any other incremental costs of obtaining a contract with a customer are recognized on the statement of financial position and amortized on a systematic basis that is consistent with the period and pattern of transfer to the customer of the related products or services, except as noted below

Under IFRS 15, we applied the following practical expedients:

- Completed contracts that begin and end within the same annual reporting period and those completed before January 1, 2017 are not restated

- Contracts modified prior to January 1, 2017 are not restated. The aggregate effect of these modifications is reflected when identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to the satisfied and unsatisfied performance obligations.

- When our right to consideration from a customer corresponds directly with the value to the customer of the products and services transferred to date, we recognize revenue in the amount to which we have a right to invoice. For such contracts and for performance obligations that are part of a contract that has an original expected duration of one year or less, the transaction price amount allocated to the remaining performance obligations and an explanation of when we expect to recognize that amount as revenue are not disclosed.

- Costs of obtaining a contract that would be amortized within one year or less are immediately expensed

STANDARD	DESCRIPTION	IMPACT
IFRS 9 – Financial Instruments
Sets out the requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy and sell non-financial items. The new standard establishes a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics. It also provides guidance on an entity’s own credit risk relating to financial liabilities and modifies the hedge accounting model to better link the economics of risk management with its accounting treatment. Additional disclosures are also required under the new standard.

We applied IFRS 9 - Financial Instruments (as revised in July 2014) and the related consequential amendments to other IFRSs retrospectively, except for the changes to hedge accounting described below which are applied prospectively. In accordance with the transition requirements, comparative periods have not been restated. The adoption of IFRS 9 did not have a significant impact on the carrying amounts of our financial instruments as at January 1, 2018. As a result of the adoption of IFRS 9, our January 1, 2018 deficit increased by $4 million.

IFRS 9 replaces the classification and measurement models in IAS 39 - Financial Instruments: Recognition and Measurement, with a single model under which financial assets are classified and measured at amortized cost, FVOCI or fair value through profit or loss (FVTPL). This classification is based on the business model in which a financial asset is managed and its contractual cash flow characteristics and eliminates the IAS 39 categories of held-to-maturity, loans and receivables and available-for-sale. The adoption of IFRS 9 did not, however, change the measurement bases of our financial assets.
- Cash and cash equivalents and trade and other receivables continue to be measured at amortized cost under IFRS 9
- Derivatives measured at FVTPL under IAS 39 continue to be measured as such under IFRS 9; derivatives that qualify for hedge accounting continue to be measured at fair value under IFRS 9, with changes in fair value recognized in Other comprehensive income (loss)
- Portfolio investments in equity securities measured at FVOCI under IAS 39 continue to be measured as such under IFRS 9

The impairment of financial assets under IFRS 9 is based on an ECL model, as opposed to the incurred loss model in IAS 39. IFRS 9 applies to financial assets measured at amortized cost and contract assets and requires that we consider factors that include historical, current and forward-looking information when measuring the ECL. We use the simplified approach for measuring losses based on the lifetime ECL for trade receivables and contract assets. Amounts considered uncollectible are written off and recognized in Operating costs in the income statement.

We have adopted the general hedge accounting model in IFRS 9 which requires that we ensure hedge accounting relationships are consistent with our risk management objectives and strategies. We also apply a more qualitative and forward-looking approach in assessing hedge effectiveness as a retrospective assessment is no longer required.

- Under IFRS 9, amounts related to cash flow hedges of anticipated purchases of non-financial assets settled during the period are reclassified from Accumulated other comprehensive (loss) income to the initial cost of the non-financial asset when it is recognized. Under IAS 39, such amounts were reclassified from Other comprehensive income (loss). Amounts related to cash flow hedges of other anticipated purchases continue to be reclassified from Other comprehensive income (loss) to net earnings under IFRS 9.

Amendments to IFRS 2 – Share-based Payment
Clarifies the classification and measurement of cash-settled share-based payment transactions that include a performance condition, share-based payment transactions with a net settlement feature for withholding tax obligations, and modifications of a share-based payment transaction from cash-settled to equity-settled.
The amendments to IFRS 2 did not have a significant impact on our financial statements.

Disclosure of future changes to accounting standards
The following new or amended standards and interpretation issued by the IASB have an effective date after December 31, 2018 and have not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
IFRS 16 – Leases
Eliminates the distinction between operating and finance leases for lessees, requiring instead that leases be capitalized by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use assets) or together with property, plant and equipment. If lease payments are made over time, an entity recognizes a financial liability representing its obligation to make future lease payments. A depreciation charge for the lease asset is recorded within operating costs and an interest expense on the lease liability is recorded within finance costs.
IFRS 16 does not substantially change lease accounting for lessors.

We continue to make progress towards adoption of IFRS 16 according to our detailed implementation plan. Changes and enhancements to our existing information technology (IT) systems, business processes, and systems of internal control are being completed.
We will adopt IFRS 16 on January 1, 2019, using a modified retrospective approach whereby the financial statements of prior periods presented are not restated. The cumulative effect of the initial adoption of IFRS 16 will be reflected as an adjustment to the deficit at January 1, 2019.
We will recognize lease liabilities at January 1, 2019 for leases previously classified as operating leases, the present value of which will be measured using the discount rate at that date. Corresponding right-of-use assets will also be recognized at January 1, 2019.
As permitted by IFRS 16, we have elected not to recognize lease liabilities and right-of-use assets for short-term leases and will apply certain practical expedients to facilitate the initial adoption and ongoing application of IFRS 16, most notably:
- We will not separate non-lease components from lease components for certain classes of underlying assets. Each lease component and any associated non-lease components will be accounted for as a single lease component.

While our testing and data validation process is ongoing, we expect the adoption of IFRS 16 to result in an increase in our right-of-use assets and a corresponding increase in our lease liabilities within the range of $2.1 billion to $2.3 billion and an increase to our net debt leverage ratio. For the definition of our net debt leverage ratio see Note 26, Financial and capital management.
Annual periods beginning on or after January 1, 2019, using a modified retrospective approach.

International Financial Reporting Interpretations Committee (IFRIC) 23 – Uncertainty over Income Tax Treatments
Clarifies the application of recognition and measurement requirements in IAS 12 - Income Taxes when there is uncertainty over income tax treatments. It specifically addresses whether an entity considers uncertain tax treatments separately or as a group, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and how an entity considers changes in facts and circumstances.
	IFRIC 23 will not have a significant impact on our financial statements.	Annual periods beginning on or after January 1, 2019, using a full retrospective approach.
Amendments to IFRS 3 - Business Combinations
These amendments to the implementation guidance of IFRS 3 clarify the definition of a business to assist entities to determine whether a transaction should be accounted for as a business combination or an asset acquisition.

The amendments to IFRS 3 - Business Combinations may affect whether future acquisitions are accounted for as business combinations or asset acquisitions, along with the resulting allocation of the purchase price between the net identifiable assets acquired and goodwill.

Prospectively for acquisitions occurring on or after January 1, 2020, with early adoption permitted.